Annual Total Returns - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund - Fidelity Tax-Free Bond Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	10.73%
Annual Return 2015	3.21%
Annual Return 2016	0.37%
Annual Return 2017	6.43%
Annual Return 2018	0.86%
Annual Return 2019	8.57%
Annual Return 2020	5.01%
Annual Return 2021	2.62%
Annual Return 2022	(10.12%)
Annual Return 2023	7.50%